Transfers of Receivables - Assets and Liabilities of Securitizations (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Securitization Transactions [Line Items]
Cash and cash equivalents	$ 9,067	$ 9,607
Finance Receivables and Net Investment In Operating Leases, After Allowance for Credit Losses	141,976	146,263	$ 142,664
Related Debt	140,029	140,146
Variable Interest Entity, Primary Beneficiary [Member]
Securitization Transactions [Line Items]
Cash and cash equivalents	3,202	2,728
Related Debt	50,865	53,269
Variable Interest Entity, Primary Beneficiary [Member] | Securitization Transactions [Member]
Securitization Transactions [Line Items]
Cash and cash equivalents	3,200	2,700
Finance Receivables and Net Investment in Operating Leases, Before Allowance for Credit Losses	73,600	75,200
Allowance for Credit Losses	200	200
Finance Receivables and Net Investment In Operating Leases, After Allowance for Credit Losses	73,400	75,000
Related Debt	50,900	53,300
Variable Interest Entity, Primary Beneficiary [Member] | Securitization Transactions [Member] | Financing Receivable [Member]
Securitization Transactions [Line Items]
Cash and cash equivalents	2,700	2,200
Finance Receivables and Net Investment in Operating Leases, Before Allowance for Credit Losses	58,700	58,900
Allowance for Credit Losses	200	200
Finance Receivables and Net Investment In Operating Leases, After Allowance for Credit Losses	58,500	58,700
Related Debt	41,400	43,100
Variable Interest Entity, Primary Beneficiary [Member] | Securitization Transactions [Member] | Retail [Member]
Securitization Transactions [Line Items]
Cash and cash equivalents	1,800	1,900
Finance Receivables and Net Investment in Operating Leases, Before Allowance for Credit Losses	32,600	34,000
Allowance for Credit Losses	200	200
Finance Receivables and Net Investment In Operating Leases, After Allowance for Credit Losses	32,400	33,800
Related Debt	28,000	29,200
Variable Interest Entity, Primary Beneficiary [Member] | Securitization Transactions [Member] | Wholesale [Member]
Securitization Transactions [Line Items]
Cash and cash equivalents	900	300
Finance Receivables and Net Investment in Operating Leases, Before Allowance for Credit Losses	26,100	24,900
Allowance for Credit Losses	0	0
Finance Receivables and Net Investment In Operating Leases, After Allowance for Credit Losses	26,100	24,900
Related Debt	13,400	13,900
Variable Interest Entity, Primary Beneficiary [Member] | Securitization Transactions [Member] | Net Investment in Operating Leases [Member]
Securitization Transactions [Line Items]
Cash and cash equivalents	500	500
Finance Receivables and Net Investment in Operating Leases, Before Allowance for Credit Losses	14,900	16,300
Allowance for Credit Losses	0	0
Finance Receivables and Net Investment In Operating Leases, After Allowance for Credit Losses	14,900	16,300
Related Debt	9,500	10,200
Consolidated Entities [Member] | Securitization Transactions [Member]
Securitization Transactions [Line Items]
Cash and cash equivalents	3,500	3,000
Finance Receivables and Net Investment in Operating Leases, Before Allowance for Credit Losses	80,000	82,700
Allowance for Credit Losses	200	200
Finance Receivables and Net Investment In Operating Leases, After Allowance for Credit Losses	79,800	82,500
Related Debt	56,600	59,800
Consolidated Entities [Member] | Securitization Transactions [Member] | Financing Receivable [Member]
Securitization Transactions [Line Items]
Cash and cash equivalents	3,000	2,500
Finance Receivables and Net Investment in Operating Leases, Before Allowance for Credit Losses	65,100	66,400
Allowance for Credit Losses	200	200
Finance Receivables and Net Investment In Operating Leases, After Allowance for Credit Losses	64,900	66,200
Related Debt	47,100	49,600
Consolidated Entities [Member] | Securitization Transactions [Member] | Retail [Member]
Securitization Transactions [Line Items]
Cash and cash equivalents	2,100	2,200
Finance Receivables and Net Investment in Operating Leases, Before Allowance for Credit Losses	38,300	40,700
Allowance for Credit Losses	200	200
Finance Receivables and Net Investment In Operating Leases, After Allowance for Credit Losses	38,100	40,500
Related Debt	33,100	35,100
Consolidated Entities [Member] | Securitization Transactions [Member] | Wholesale [Member]
Securitization Transactions [Line Items]
Cash and cash equivalents	900	300
Finance Receivables and Net Investment in Operating Leases, Before Allowance for Credit Losses	26,800	25,700
Allowance for Credit Losses	0	0
Finance Receivables and Net Investment In Operating Leases, After Allowance for Credit Losses	26,800	25,700
Related Debt	14,000	14,500
Consolidated Entities [Member] | Securitization Transactions [Member] | Net Investment in Operating Leases [Member]
Securitization Transactions [Line Items]
Cash and cash equivalents	500	500
Finance Receivables and Net Investment in Operating Leases, Before Allowance for Credit Losses	14,900	16,300
Allowance for Credit Losses	0	0
Finance Receivables and Net Investment In Operating Leases, After Allowance for Credit Losses	14,900	16,300
Related Debt	9,500	10,200
Consolidated Entity Excluding Variable Interest Entities (VIE) [Member] | Securitization Transactions [Member]
Securitization Transactions [Line Items]
Cash and cash equivalents	300	300
Finance Receivables and Net Investment in Operating Leases, Before Allowance for Credit Losses	6,400	7,500
Allowance for Credit Losses	0	0
Finance Receivables and Net Investment In Operating Leases, After Allowance for Credit Losses	6,400	7,500
Related Debt	5,700	6,500
Consolidated Entity Excluding Variable Interest Entities (VIE) [Member] | Securitization Transactions [Member] | Financing Receivable [Member]
Securitization Transactions [Line Items]
Cash and cash equivalents	300	300
Finance Receivables and Net Investment in Operating Leases, Before Allowance for Credit Losses	6,400	7,500
Allowance for Credit Losses	0	0
Finance Receivables and Net Investment In Operating Leases, After Allowance for Credit Losses	6,400	7,500
Related Debt	5,700	6,500
Consolidated Entity Excluding Variable Interest Entities (VIE) [Member] | Securitization Transactions [Member] | Retail [Member]
Securitization Transactions [Line Items]
Cash and cash equivalents	300	300
Finance Receivables and Net Investment in Operating Leases, Before Allowance for Credit Losses	5,700	6,700
Allowance for Credit Losses	0	0
Finance Receivables and Net Investment In Operating Leases, After Allowance for Credit Losses	5,700	6,700
Related Debt	5,100	5,900
Consolidated Entity Excluding Variable Interest Entities (VIE) [Member] | Securitization Transactions [Member] | Wholesale [Member]
Securitization Transactions [Line Items]
Cash and cash equivalents	0	0
Finance Receivables and Net Investment in Operating Leases, Before Allowance for Credit Losses	700	800
Allowance for Credit Losses	0	0
Finance Receivables and Net Investment In Operating Leases, After Allowance for Credit Losses	700	800
Related Debt	600	600
Consolidated Entity Excluding Variable Interest Entities (VIE) [Member] | Securitization Transactions [Member] | Net Investment in Operating Leases [Member]
Securitization Transactions [Line Items]
Cash and cash equivalents	0	0
Finance Receivables and Net Investment in Operating Leases, Before Allowance for Credit Losses	0	0
Allowance for Credit Losses	0	0
Finance Receivables and Net Investment In Operating Leases, After Allowance for Credit Losses	0	0
Related Debt	$ 0	$ 0